Accounts payable (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Trade creditors	4,916	5,001
Accounts payable to shareholders	2,145	—
Accounts payable to underwriters, promoters, and employees	826	1,071
Other accounts payable	1,131	663
Total accounts payable	9,018	6,735